Subsequent Events (Details) (Subsequent Event [Member], Sublease [Member], USD $)	0 Months Ended
Mar. 07, 2014 Squarefoot
Subsequent Event [Member] | Sublease [Member]
Subsequent Event [Line Items]
Area of sublease	5,000
Payment for twelve months	$ 7,000
Payment for next twelve months	7,210
Payment for remaining ten months	$ 7,426.30
Lease period	34 months